Schedule of Sales And Marketing (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Compensation and benefits	€ 182,889	€ 40,522
Contractors	202,464	99,204
Consultancy fees	50,926
Publicity and advertisement	85,960	8,991
Traveling expenses	82,881	54,560
Total	€ 605,120	€ 203,277